FAIR VALUE MEASUREMENT (Tables)	3 Months Ended
Mar. 31, 2016
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	Three months ended March 31, 2016	Year ended December 31, 2015

	U.S. $ in millions
Fair value at the beginning of the period	$(811)	$(616)
Auction-rate securities realized	-	(13)
Additional contingent consideration resulting from:
Eagle license	-	(128)
Gecko acquisition	-	(5)
Adjustments to provisions for contingent consideration:
Labrys acquisition	-	(311)
Eagle license	(37)	(63)
MicroDose acquisition	(3)	(10)
Cephalon acquisition	(11)	(5)
NuPathe acquisition	-	(10)
Settlement of contingent consideration:
Labrys acquisition	25	350
Eagle acquisition	15	-
Adjustments to contingent considerations due to changes in purchase price allocations and others	(1)	-

Fair value at the end of the period	$(823)	$(811)

	Estimated fair value*
	March 31,	December 31,
	2016	2015

	U.S. $ in millions

Senior notes included under long-term liabilities	$7,659	$7,305
Senior notes and convertible senior debentures included under short-term liabilities	1,625	1,778

Total	$9,284	$9,083

* The fair value was estimated based on quoted market prices, where available.

Investment in securities
The fair value, amortized cost and gross unrealized holding gains and losses of such securities are presented in the below table:
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	U.S. $ in millions

March 31, 2016	$1,392	$1,276	$151	$35
December 31, 2015	$1,620	$1,303	$338	$21

Activity for financial assets estimated utilizing Level 3 inputs
	March 31, 2016
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$134	$-	$-	$134
Cash deposits and other	5,830	-	-	5,830
Investment in securities:
Equity securities	1,150	-	-	1,150
Structured investment vehicles	-	95	-	95
Other	12	-	1	13
Derivatives:
Asset derivatives - options and forward contracts	-	31	-	31
Asset derivatives - treasury locks, interest rate, cross currency and forward starting interest rate swaps	-	107	-	107
Liabilities derivatives - options and forward contracts	-	(16)	-	(16)
Liabilities derivatives - treasury locks, interest rate and forward starting interest rate swaps	-	(33)	-	(33)
Contingent consideration*	-	-	(824)	(824)

Total	$7,126	$184	$(823)	$6,487

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$162	$-	$-	$162
Cash deposits and other	6,784	-	-	6,784
Investment in securities:
Equity securities	1,352	-	-	1,352
Structured investment vehicles	-	94	-	94
Other	11	-	1	12
Derivatives:
Asset derivatives - options and forward contracts	-	25	-	25
Asset derivatives - interest rate, cross-currency and forward starting interest rate swaps	-	105	-	105
Liability derivatives - options and forward contracts	-	(11)	-	(11)
Liability derivatives - treasury locks, interest rate and forward starting interest rate swaps	-	(26)	-	(26)
Contingent consideration*	-	-	(812)	(812)

Total	$8,309	$187	$(811)	$7,685